Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2022
Land Use Rights [Abstract]
Schedule of Land Use Rights, Stated at Cost less Accumulated Amortization	Land use rights, stated at cost less accumulated amortization, consisted of the following:
	As of December 31,
	2022	2021
Land use rights - cost	$10,204,968	$-
Less: accumulated amortization	(121,726)	-
Land use rights, net	$10,083,242	$-

Schedule of Amortization Expense	For the years ended December 31, 2022, 2021 and 2020, amortization expense amounted to $126,042 and $nil and $nil, respectively. The following is a schedule of future amortization of land use rights as of December 31, 2022:
2023	$221,617
2024	221,617
2025	221,617
2026	221,617
2027 and thereafter	9,196,774
Total	$10,083,242